7. FAIR VALUE MEASUREMENTS (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Derivative liability - conversion features	$ 322,167	$ 0
Level 1
Derivative liability - conversion features	0
Level 2
Derivative liability - conversion features	0
Level 3
Derivative liability - conversion features	$ 322,167